FEM-Q1

Quarterly Report
August 31, 2025
MFS®  Emerging Markets
Equity Fund

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Airlines – 0.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	950,621	$12,157,987
Grupo Aeroportuario del Sureste, “B”	479,126	15,633,557
		$27,791,544
Alcoholic Beverages – 3.5%
Ambev S.A., ADR	25,174,026	$56,389,818
China Resources Beer Holdings Co. Ltd.	23,817,000	85,145,114
Kweichow Moutai Co. Ltd., “A”	663,628	137,698,565
Wuliangye Yibin Co. Ltd., “A”	2,125,118	38,564,368
		$317,797,865
Automotive – 3.1%
BYD Co. Ltd.	3,199,000	$43,666,350
Mahindra & Mahindra Ltd.	2,989,700	108,424,434
Maruti Suzuki India Ltd.	365,240	61,121,242
PT Astra International Tbk	197,774,400	65,823,548
		$279,035,574
Biotechnology – 0.5%
Hugel, Inc. (a)	194,847	$44,218,111
Brokerage & Asset Managers – 0.3%
B3 S.A. - Brasil Bolsa Balcao	10,645,500	$25,485,506
Business Services – 3.1%
Infosys Ltd.	9,110,347	$152,682,932
Tata Consultancy Services Ltd.	3,642,597	127,362,478
		$280,045,410
Chemicals – 0.7%
UPL Ltd.	8,294,896	$67,296,076
Computer Software – 1.1%
Kingsoft Corp.	22,313,800	$97,208,410
Computer Software - Systems – 5.9%
EPAM Systems, Inc. (a)	305,868	$53,942,881
Hon Hai Precision Industry Co. Ltd.	10,611,000	70,191,092
Lenovo Group Ltd.	55,582,000	78,266,921
Samsung Electronics Co. Ltd.	6,718,081	336,145,240
		$538,546,134
Conglomerates – 0.6%
LG Corp.	940,748	$50,412,319
Construction – 3.1%
Anhui Conch Cement Co. Ltd.	16,352,000	$51,391,700
Beijing New Building Materials PLC, “A”	11,778,442	44,090,204
Gree Electric Appliances, Inc., “A”	8,278,439	49,391,201
Midea Group Co. Ltd., “A”	6,896,901	71,218,778
Techtronic Industries Co. Ltd.	5,476,000	70,159,758
		$286,251,641

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.3%
Dabur India Ltd.	8,072,224	$47,679,503
Hindustan Unilever Ltd.	2,446,149	73,747,844
		$121,427,347
Consumer Services – 0.6%
MakeMyTrip Ltd. (a)	574,049	$56,687,339
Electrical Equipment – 1.1%
WEG S.A.	14,132,000	$98,160,429
Electronics – 13.5%
ASE Technology Holding Co. Ltd	28,150,000	$138,671,208
MediaTek, Inc.	3,368,000	150,380,757
SK Hynix, Inc.	237,588	45,484,159
SK Square Co. Ltd. (a)	284,333	30,345,362
Taiwan Semiconductor Manufacturing Co. Ltd.	23,030,695	867,075,866
		$1,231,957,352
Energy - Independent – 1.7%
Bharat Petroleum Corp. Ltd.	14,383,197	$50,246,464
PT United Tractors Tbk	31,538,000	46,666,294
Reliance Industries Ltd.	3,763,747	57,900,420
		$154,813,178
Energy - Integrated – 3.3%
Galp Energia SGPS S.A., “B”	4,326,092	$84,014,169
Petroleo Brasileiro S.A., ADR	9,174,284	113,761,121
Petroleo Brasileiro S.A., ADR	3,213,644	36,860,497
Petronet LNG Ltd.	14,711,627	44,940,398
Saudi Arabian Oil Co.	2,860,012	18,140,900
		$297,717,085
Engineering - Construction – 0.4%
Doosan Bobcat, Inc.	952,171	$36,573,229
Food & Beverages – 2.0%
Gruma S.A.B. de C.V.	3,581,695	$61,574,565
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	14,925,127	59,782,115
Orion Corp.	761,500	59,046,718
		$180,403,398
Food & Drug Stores – 2.2%
BIM Birlesik Magazalar A.S.	5,305,545	$68,338,024
Walmart de Mexico S.A.B. de C.V.	43,429,206	129,651,229
		$197,989,253
Gaming & Lodging – 1.0%
Sands China Ltd.	35,959,600	$93,550,042
Insurance – 4.2%
AIA Group Ltd.	9,196,400	$87,025,641
DB Insurance Co. Ltd.	463,617	43,985,673
Hyundai Marine & Fire Insurance Co. Ltd. (a)	3,030,988	60,690,199
Ping An Insurance Co. of China Ltd., “H”	16,228,500	117,355,175
Samsung Fire & Marine Insurance Co. Ltd.	230,054	73,471,661
		$382,528,349

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 8.2%
NetEase, Inc., ADR	912,763	$124,309,193
Tencent Holdings Ltd.	8,052,300	622,673,748
		$746,982,941
Machinery & Tools – 0.9%
Delta Electronics, Inc.	3,759,000	$86,769,489
Major Banks – 2.9%
Banco Bradesco S.A., ADR	20,019,791	$62,261,550
Bandhan Bank Ltd.	16,772,522	30,760,566
National Bank of Greece S.A.	3,762,293	52,069,818
Nedbank Group Ltd. (l)	4,382,613	56,253,471
OTP Bank PLC	718,870	62,655,073
		$264,000,478
Medical & Health Technology & Services – 0.2%
Hangzhou Tigermed Consulting Co. Ltd., “A”	2,488,400	$22,081,201
Metals & Mining – 2.3%
Industries Qatar Q.P.S.C.	15,933,774	$56,102,989
Vale S.A., ADR	14,685,440	150,966,323
		$207,069,312
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	11,947,500	$30,682,952
Network & Telecom – 0.3%
Accton Technology Corp.	905,000	$29,769,949
Oil Services – 1.5%
ADNOC Drilling Co. PJSC	37,107,770	$55,667,464
Samsung E&A Co. Ltd.	3,678,530	76,997,104
		$132,664,568
Other Banks & Diversified Financials – 14.8%
Bangkok Bank Public Co. Ltd.	14,746,300	$70,784,061
Bank Negara Indonesia PT	290,419,800	77,140,007
China Construction Bank Corp.	186,870,490	179,206,750
China Merchants Bank Co. Ltd.	17,498,000	107,742,159
Credicorp Ltd.	341,130	87,738,636
Emirates NBD Bank PJSC	9,059,237	62,278,478
Grupo Financiero Banorte S.A. de C.V.	5,531,223	50,586,931
HDFC Bank Ltd.	17,395,406	187,464,244
Kasikornbank Co. Ltd.	23,597,200	122,374,737
KB Financial Group, Inc.	435,956	33,868,528
Kotak Mahindra Bank Ltd.	7,691,095	170,894,527
PT Bank Central Asia Tbk	103,950,400	50,903,546
Saudi Awwal Bank	7,895,922	64,561,294
Saudi Tadawul Group Holding Co.	990,118	43,803,525
Sberbank of Russia PJSC (a)(u)	50,760,059	0
State Bank of India	4,380,793	39,848,797
		$1,349,196,220
Pharmaceuticals – 0.5%
WuXi AppTec Co. Ltd., “A”	2,916,500	$42,422,517
Precious Metals & Minerals – 1.1%
Gold Fields Ltd., ADR	2,876,587	$96,308,133

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.1%
Emaar Properties PJSC	12,834,169	$50,317,057
Hang Lung Properties Ltd.	28,254,000	28,705,237
SM Investments Corp.	1,562,490	20,643,625
		$99,665,919
Specialty Stores – 7.4%
Alibaba Group Holding Ltd.	21,595,748	$364,428,249
Meituan, “B” (a)	12,069,600	160,311,685
PDD Holdings, Inc., ADR (a)	850,051	102,193,131
Vipshop Holdings Ltd., ADR	2,885,752	48,307,488
		$675,240,553
Telecom Services – 1.8%
Etihad Etisalat Co.	2,919,661	$48,943,733
Hellenic Telecommunications Organization S.A.	2,582,283	48,034,100
PT Telekom Indonesia	353,425,500	66,838,137
		$163,815,970
Tobacco – 1.3%
ITC Ltd.	25,364,843	$117,806,318
Utilities - Electric Power – 0.7%
NTPC Ltd.	17,749,306	$65,898,635
Total Common Stocks		$8,996,270,746
Mutual Funds (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.33% (v)	146,087,162	$146,101,771
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.23% (j)	53,244,000	$53,244,000

Other Assets, Less Liabilities – (1.0)%		(94,331,493)
Net Assets – 100.0%		$9,101,285,024

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $146,101,771 and
$9,049,514,746, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$706,197,507	$1,971,940,467	$—	$2,678,137,974
India	1,059,493,799	401,268,418	—	1,460,762,217
Taiwan	—	1,342,858,361	—	1,342,858,361
South Korea	384,704,815	506,533,488	—	891,238,303
Brazil	543,885,244	—	—	543,885,244
Indonesia	174,709,847	132,661,685	—	307,371,532
Hong Kong	28,705,237	250,735,441	—	279,440,678
Mexico	269,604,269	—	—	269,604,269
Thailand	122,374,737	70,784,061	—	193,158,798
Other Countries	1,029,813,370	—	0	1,029,813,370
Investment Companies	199,345,771	—	—	199,345,771
Total	$4,518,834,596	$4,676,781,921	$0	$9,195,616,517
For further information regarding security characteristics, see the Portfolio of Investments.
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2025 is $0.  At August 31, 2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$109,270,703	$777,413,039	$740,601,595	$6,839	$12,785	$146,101,771

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,370,348	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2025, are as follows:
China	29.2%
India	15.9%
Taiwan	14.6%
South Korea	9.7%
Brazil	5.9%
Indonesia	3.4%
Hong Kong	3.0%
Mexico	2.9%
United States	2.4%
Other Countries	13.0%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.